Related-Party Transactions (Details) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended			3 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010	Sep. 30, 2010 Beneficial Owner	Feb. 28, 2009 Beneficial Owner	Jun. 30, 2010 Limited Liability Company	Sep. 30, 2011 Limited Liability Company	Dec. 31, 2011 Limited Liability Company	Dec. 31, 2010 Limited Liability Company	Sep. 02, 2011 Limited Liability Company	Sep. 30, 2012 Traxys North America LLC and affiliates	Dec. 31, 2011 Traxys North America LLC and affiliates	Dec. 31, 2010 Traxys North America LLC and affiliates	Sep. 30, 2012 Traxys North America LLC and affiliates Lanthanum oxide	Sep. 30, 2012 Traxys North America LLC and affiliates Lanthanum oxide	Dec. 31, 2011 Traxys North America LLC and affiliates Lanthanum oxide	Dec. 31, 2011 Traxys North America LLC and affiliates Yttrium and bastnasite material	Dec. 31, 2010 Traxys North America LLC and affiliates Lanthanum Oxide and Cerium Oxide [Member]	Dec. 31, 2011 Traxys North America LLC and affiliates Tantalum Metal	Sep. 30, 2012 Traxys North America LLC and affiliates Tantalum Metal	Jun. 11, 2012 Neo Material Technologies, Inc. neodymium/praseodymium	Jun. 11, 2012 Neo Material Technologies, Inc. Rare earth metals	Jun. 30, 2012 TMT Compounds	Sep. 30, 2012 TMT Compounds	Jun. 30, 2012 TMT Neo Powders	Sep. 30, 2012 TMT Neo Powders	Sep. 30, 2012 Keli Metals	Sep. 30, 2012 Keli Metals	Jun. 30, 2012 Ingal Stade Gallium Metal	Sep. 30, 2012 Ingal Stade Gallium Metal
Related Party Transactions
Security Deposit				$ 18,200,000		$ 18,200,000		$ 18,200,000
Annual Return to Related Party of Collateral Amount, Percentage								5.00%
Principal payments made	0	2,343,000	3,150,000	1,107,000	0						3,100,000	1,000,000		0	3,100,000
Outstanding amount of short-term borrowing payable to related party			870,000	3,085,000							900,000	3,100,000		0	900,000
Outstanding amount of trade accounts payable related to sales made to related party but not remitted														0	2,800,000	1,300,000
Purchases made from related party																	1,900,000	6,200,000	6,200,000	700,000	2,500,000					1,900,000	1,400,000			16,100,000	21,400,000	1,700,000	1,300,000
Related party receivables														0	190,000	116,000						2,100,000	0
Sales to related party																						3,200,000		4,300,000	1,600,000			1,400,000	1,300,000
Payments for Fees							800,000
Proceeds from related party short term borrowings			0	5,008,000	6,637,000				5,000,000
Debt Instrument, Interest Rate, Effective Percentage									6.00%				5.75%
Debt Instrument, Description of Variable Rate Basis									three month LIBOR
Debt Instrument Period for Adjustment to Basis Spread on Variable Rate									3 years
Interest Payable, Current	27,733,000		345,000	9,000							32,000	9,000
Percentage of Sale of Product Subject to Financing Arrangement										50.00%
Related Party Transaction, Expenses from Transactions with Related Party															336,000	120,000
Due to Related Parties															$ 169,000	$ 120,000